Milliman 1-Year Buffered S&P 500 with Spread Outcome Fund - May

Schedule of Investments

September 30, 2022 (Unaudited)

EXCHANGE TRADED FUNDS - 38.07%		Shares	Value

iShares 0-3 Month Treasury Bond ETF (a).......................................................................		994	$99,668
Schwab Short-Term U.S. Treasury ETF (a)........................................................................		1,975	95,313
SPDR Portfolio Short Term Treasury ETF (a).....................................................................		1,650	47,702
Vanguard Short-Term Treasury ETF (a)............................................................................		1,650	95,354
.........................................................TOTAL EXCHANGE TRADED FUNDS (Cost $343,183)			338,037
		Notional
PURCHASED OPTIONS - 121.45% (b)(c)	Contracts	Amount

CALL OPTIONS - 103.22%
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $408.59......................................	25	$896,400	25,550
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $0.42..........................................	25	896,400	891,114
PUT OPTIONS - 18.23%			916,664

iShares 20+ Year Treasury Bond ETF, Expires 5/10/2023, Strike Price $110.62...................	85	870,825	95,795
iShares iBoxx $ Investment Grade Corporate Bond ETF, Expires 5/10/2023, Strike Price
$106.30................................................................................................................	89	911,805	63,239
S&P 500® Mini Index, Expires 5/10/2023, Strike Price $160.46.......................................	25	896,400	2,818
TOTAL PURCHASED OPTIONS (Cost $1,176,052)			161,852
			1,078,516
Total Investments (Cost $1,519,235) - 159.52%............................................................			1,416,553
Liabilities in Excess of Other Assets - (59.52)%.............................................................			(528,577)
....................................................................................TOTAL NET ASSETS - 100.00%			$887,976

Percentages are stated as a percent of net assets.

(a)All or a portion of each of these securities is segregated as collateral for written options. The aggregate value of the securities segregated as collateral for written options is $338,037.

(b)Exchange-Traded.

(c)Purchased option contracts are held in connection with corresponding written option contracts.

SCHEDULE OF OPTIONS WRITTEN
September 30, 2022 (Unaudited)				Notional

Description	Expiration	Strike Price	Contracts	Amount	Value
CALL OPTIONS
S&P 500® Mini Index...................................	5/10/2023	$160.46	25	$(896,400)	$(502,720)
PUT OPTIONS					(502,720)

iShares 20+ Year Treasury Bond ETF...............	5/10/2023	$116.44	85	(870,825)	(133,235)
iShares iBoxx $ Investment Grade Corporate
Bond ETF.................................................	5/10/2023	$111.89	89	(911,805)	(99,256)
S&P 500® Mini Index...................................	5/10/2023	$360.12	25	(896,400)	(66,051)
TOTAL OPTIONS WRITTEN (Premiums Received $792,821)					(298,542)
					$(801,262)